Retirement And Other Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Reconciliation Of Benefit Obligation

(Dollars in millions)	2012	2011

Reconciliation of benefit obligation
Net benefit obligation at beginning of year	$83.2	79.4
Service cost	0.1	0.1
Interest cost	3.8	3.9
Actuarial loss	13.4	4.8
Settlements	—	(1.8)
Gross benefits paid	(3.4)	(3.2)

Net benefit obligation at end of year	$97.1	83.2

Schedule Of Reconciliation Of Fair Value Of Plan Assets

(Dollars in millions)	2012	2011

Reconciliation of fair value of plan assets
Fair value of plan assets at beginning of year	$50.5	49.2
Actual return on plan assets	9.0	0.8
Employer contributions	5.0	5.5
Gross benefits paid	(3.4)	(3.2)
Settlements	—	(1.8)

Fair value of plan assets at end of year	$61.1	50.5

Schedule Of Funded Status

(Dollars in millions)	2012	2011

Funded Status
Funded status at end of year	$(36.0)	(32.7)
Unrecognized prior service cost	—	—
Unrecognized net actuarial (gain) loss	—	—
Accrued benefit cost	(36.0)	(32.7)

Amounts recognized in the Balance Sheet
consist of:
Noncurrent asset	—	—
Current liability	(0.5)	(0.2)
Noncurrent liability	(35.5)	(32.5)
Accumulated other comprehensive (income)/loss
(before tax effect)	48.3	41.3

Amounts recognized in Accumulated Other
Comprehensive (Income)/Loss consist of:
Net actuarial loss	48.2	41.2
Prior service cost	0.1	0.1

Accumulated Other Comprehensive (Income)/Loss	$48.3	41.3

Schedule Of Components Of Net Periodic Benefit Cost For Plans

(Dollars in millions)	2012	2011	2010

Service cost	$0.1	0.1	0.2
Interest cost	3.8	3.9	4.0
Expected return on plan assets	(4.1)	(4.2)	(4.1)
Net actuarial loss	1.5	1.1	0.9
Settlement gain	—	—	(0.5)

Net periodic benefit cost	1.3	0.9	0.5
Defined contribution plans	4.5	3.7	4.3

Total	$5.8	4.6	4.8

Schedule Of Asset Allocation For Pension Plans Acceptable Range And Target Allocation By Asset Category

	Target	Acceptable	Percentage of Plan
	Allocation	Range	Assets at Year-end

Asset Category	2013		2012	2011

Equity securities	60%	50-70%	59%	56%
Fixed income	40%	30-50%	39%	43%
Cash/cash equivalents	0%	0-5%	2%	1%

Schedule Of Fair Value Of Financial Measurements

(Dollars in millions)	Level 1	Level 2	Level 3	Total

Investments at Fair Value:
Cash and Cash Equivalents	$0.8	—	—	0.8
Common and Preferred Stock Funds:
Domestic large capitalization	9.3	0.5	—	9.8
Domestic small/mid capitalization	9.3	0.5	—	9.8
International funds	9.3	0.5	—	9.8
Fixed Income Funds	3.1	24.8	—	27.9
Real Estate Investments	2.9	0.1	—	3.0

Total Investments at Fair Value	$34.7	26.4	—	61.1

Schedule Of Expected Benefit Payments

	Pension	Other
(Dollars in millions)	Benefits	Benefits
Expected Employer Contributions—2013	$4.6	0.1

Expected Benefit Payments
2013	4.2	0.1
2014	4.1	0.1
2015	4.2	—
2016	4.7	—
2017	4.6	0.1
2018-2022	$26.2	0.3

Net Periodic Benefit Cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Weighted-Average Assumptions Used To Determine The Net Periodic Benefit Cost For Pension Plans

	2012	2011	2010

Discount rate	4.50%	5.00%	5.50%
Rate of increase in
compensation levels	N/A	N/A	N/A
Expected long-term rate of
return on assets	7.5%	8.00%	8.00%

Net Periodic Benefit Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Weighted-Average Assumptions Used To Determine The Net Periodic Benefit Cost For Pension Plans

	2012	2011

Discount rate	3.75%	4.5%
Rate of increase in
compensation levels	N/A	N/A